Segment Reporting and Business Concentrations - Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 1,155,981	$ 1,050,441	$ 881,983
United States
Segment Reporting Information [Line Items]
Revenues	1,083,756	977,877	816,026
Canada
Segment Reporting Information [Line Items]
Revenues	$ 72,225	$ 72,564	$ 65,957